CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Current assets:
Cash and cash equivalents	$ 228,585	$ 90,306	$ 22,401
Short-term investments	153,838	71,969	69,867
Accounts receivable, net	3,440	4,398	2,300
Unbilled revenue	6,151	4,795	3,047
Prepaid expenses and other current assets	25,137	12,326	6,081
Funds held for customers	1,353,552	1,329,306	915,013
Total current assets	1,770,703	1,513,100	1,018,709
Property and equipment, net	12,317	6,557	5,948
Other assets	6,819	6,641	4,626
Total assets	1,789,839	1,526,298	1,029,283
LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
Accounts payable	6,477	5,063	1,532
Accrued compensation and benefits	6,723	4,333	3,425
Other accrued and current liabilities	10,894	6,556	3,001
Redeemable convertible preferred stock warrant liabilities		688	663
Deferred revenue	6,101	3,469	3,277
Current portion of bank borrowings	2,300		3,667
Customer fund deposits	1,353,552	1,329,306	915,013
Total current liabilities	1,386,047	1,349,415	930,578
Deferred revenue, net of current portion	2,098	1,786	1,931
Long-term portion of bank borrowings			5,833
Other long-term liabilities	11,745	1,447	1,698
Total liabilities	1,399,890	1,352,648	940,040
Commitments and contingencies (Note 11)
Redeemable convertible preferred stock: 106,090 shares authorized, and 52,435 shares issued and outstanding at June 30, 2019; none authorized, issued and outstanding at March 31, 2020		276,307	191,147
Stockholders' equity (deficit):
Additional paid-incapital	530,190	14,672	8,614
Accumulated other comprehensive (loss) income	(994)	326	(177)
Accumulated deficit	(139,249)	(117,656)	(110,342)
Total stockholders' equity (deficit)	389,949	(102,657)	(101,904)
Preferred stock: $0.00001 par value per share; 10,000 shares authorized; none issued and outstanding
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	1,789,839	1,526,298	1,029,283
Common Stock
Stockholders' equity (deficit):
Common stock value	2	1	1
Total stockholders' equity (deficit)	$ 2	$ 1	$ 1